Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) plan	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Target allocation and pension plan asset allocation
Number of defined benefit plans | plan				1
Contributions made to defined benefit pension plans	$ 2	$ 10
Estimated fair value of plan assets	171	151	$ 151	$ 156		$ 171	$ 151
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	300	262
Service cost	10	9	9
Interest cost	11	11	11
Actuarial losses	(22)	29
Plan settlements		(9)
Benefits paid	(6)	(3)
Other		1
Benefit obligation at end of year	293	300	262
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	171	151
Actual return on plan assets	(11)	25
Employer contributions	2	10
Plan settlements		(9)
Benefits paid	(6)	(6)
Fair value of plan assets at end of year	156	171	151
Expected future net benefit payments
2019				15
2020				18
2021				14
2022				25
2023				21
2024 - 2028				75
Funded status				(137)		(129)
Components of net periodic benefit cost:
Service cost	10	9	9
Interest cost	11	11	11
Expected return on plan assets	(11)	(10)	(8)
Amortization and other	6	5	5
Settlement loss recognized		2
Net periodic benefit cost	16	17	17
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
Total accumulated other comprehensive loss				72		78
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2018
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	$ 1	$ 1	$ 1
Maximum percentage of total contributions to multi-employer pension fund	5.00%	5.00%	5.00%
Plan
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2018
Estimated withdrawal liability					$ 17
Defined benefit pension plan
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	$ 171	$ 171		156		171
Weighted-average assumptions
Expected return on plan assets (as a percent)	6.25%
Long-term rate of increase in compensation levels (as a percent)	4.00%	4.00%	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$ 171
Fair value of plan assets at end of year	156	$ 171
Expected future net benefit payments
Funded status				(35)		(29)
Accumulated benefit obligation				165		171
Number of participants who received lump sum payments | item		3
Lump sum payments		$ 8
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	171	171		156		171
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	171
Fair value of plan assets at end of year	156	171
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	80	80		69		80
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	80
Fair value of plan assets at end of year	69	80
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	80	80		69		80
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	80
Fair value of plan assets at end of year	69	80
Defined benefit pension plan | Foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	53	53		47		53
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	53
Fair value of plan assets at end of year	47	53
Defined benefit pension plan | Foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	53	53		47		53
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	53
Fair value of plan assets at end of year	47	53
Defined benefit pension plan | Fixed income
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	25	25		27		25
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	25
Fair value of plan assets at end of year	27	25
Defined benefit pension plan | Fixed income | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	25	25		27		25
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	25
Fair value of plan assets at end of year	27	25
Defined benefit pension plan | Foreign fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	11	11		11		11
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	11
Fair value of plan assets at end of year	11	11
Defined benefit pension plan | Foreign fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	11	11		11		11
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	11
Fair value of plan assets at end of year	11	11
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2	2		2		2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	2	2
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2	2		$ 2		$ 2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	2
Fair value of plan assets at end of year	$ 2	$ 2
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)				3.50%		2.75%	2.90%
Discount rate used to determine net periodic benefit cost (as a percent)	2.75%	2.90%	3.20%
Expected return on plan assets (as a percent)			6.75%
Defined benefit pension plan | Minimum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				50.00%
Defined benefit pension plan | Minimum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				25.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				20.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)				5.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)				4.50%		3.80%	4.65%
Discount rate used to determine net periodic benefit cost (as a percent)	3.80%	4.60%	4.80%
Expected return on plan assets (as a percent)		6.50%	7.00%
Supplemental executive plans and retirement agreements
Expected future net benefit payments
Accumulated benefit obligation				$ 95		$ 90